Cost of materials - Summary of Cost of Materials (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cost of Materials [Abstract]
Raw materials and consumables used	€ 14,492	€ 13,007	€ 7,736
Costs for services purchased	2,279	2,427	2,888
Total	€ 16,771	€ 15,434	€ 10,624